Other Receivables (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure Of Other Current Receivables [Abstract]
Schedule of other current receivables
As at December 31:	2018	2017
Royalty income from contracts with customers (net of an allowance of $nil and $1,425, respectively)	$—	$4,525
Contract assets under contracts with customers	295	876
Suppliers with debit balance	—	293
Loans	6,087	321
Other	2,293	15,675
	$8,675	$21,690

Schedule of movement of contract assets under contracts with customers
2018
Balance, beginning of the year	$876
A change in the time frame for a right to consideration to become unconditional	(581)
Balance, end of the year	$295